Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 05, 2016
Entity Registrant Name	dei_EntityRegistrantName	American Century Capital Portfolios Inc
Central Index Key	dei_EntityCentralIndexKey	0000908186
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 05, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2016
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Supplement [Text Block]	ck000077367_SupplementTextBlock

American Century Capital Portfolios, Inc. Prospectus Supplement AC Alternatives® Long Short Fund
Supplement dated May 6, 2016 ■ Prospectus dated March 1, 2016

The following replaces the investment strategy and underlying subadvisor table in the Principal Investment Strategies section on page 4 of the prospectus.

Investment Strategy	Underlying Subadvisor
Long/Short Equity	Columbia Management Investment Advisers, LLC
Long/Short Equity	Passport Capital, LLC
Long/Short Equity	Sirios Capital Management, L.P.
Long/Short Equity	Three Bridges Capital, LP
Overlay and Trading Strategies	PWP

Columbia Management Investment Advisers, LLC is added to the Underlying Subadvisors (Security Selection) section on page 6 of the prospectus.

The following replaces the investment strategy and underlying subadvisor table in the Objectives, Strategies and Risks section on page 9 of the prospectus.

Investment Strategy	Underlying Subadvisor
Long/Short Equity	Columbia Management Investment Advisers, LLC
Long/Short Equity	Passport Capital, LLC
Long/Short Equity	Sirios Capital Management, L.P.
Long/Short Equity	Three Bridges Capital, LP
Overlay and Trading Strategies	PWP

The following is inserted as the last paragraph of the Subadvisors section on page 13 of the prospectus.

Columbia Management Investment Advisers, LLC (CMIA) is located at 225 Franklin Street, Boston, MA 02110. CMIA is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc. CMIA’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, CMIA acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.